Provisions (Details) - Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Expenses Recognised in the Consolidated Statement of Profit or Loss [Abstract]
Current service cost	$ 49,109	$ 69,689	$ 152,091
Interest cost	7,563	5,687	4,188
Net benefit expenses recognized in general, administrative and other operating expenses	$ 56,672	$ 75,376	$ 156,279